UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22617

Global Chartist Fund, LLC

(Exact name of registrant as specified in charter)

200 Park Avenue
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2012 FairValue

	Investment In Securities – 52.24%
	Common Stock – 50.32%
	United States – 16.34%
	Applications Software – 0.89%
49,237	Callidus Software, Inc.*	(a)	$384,541

	Commercial Banks - Western U.S. – 0.62%
12,200	Banner Corp.	(a)	268,766

	Computers - Memory Devices – 0.94%
115,000	Netlist, Inc.*	(a)	407,100

	E-Commerce / Products – 0.64%
10,000	Stamps.com, Inc.*	(a)	278,800

	Electronic Components - Semiconductors – 0.54%
75,000	AuthenTec, Inc.*	(a)	236,250

	Investment Companies – 0.90%
35,000	Medallion Financial Corp.	(a)	390,600

	Medical - Biomedical / Genetics – 1.98%
279,300	Arena Pharmaceuticals, Inc.*	(a)	857,451

	Medical - Drugs – 2.00%
29,600	Furiex Pharmaceuticals, Inc.*	(a)	699,448
24,600	Raptor Pharmaceutical Corp.*	(a)	166,296

			865,744

	Oil Companies - Exploration & Production – 1.38%
114,968	Royale Energy, Inc.*	(a)	598,983

	Pollution Control – 1.18%
21,000	ADA-ES, Inc.*	(a)	510,510

	Precious Metals – 0.76%
15,700	Tahoe Resources, Inc.*	(a)	330,195

	Publishing - Newspapers – 0.52%
24,900	The Dolan Media Co.*	(a)	226,839

	Registered Investment Company – 0.95%
24,500	iPATH S&P 500 VIX Short-Term Futures ETN*	(a)	412,090

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 FairValue

	Common Stock – (continued)
	United States – (continued)
	Retail - Pet Food & Supplies – 1.11%
38,815	PetMed Express, Inc.	(a)	$480,530

	Water – 0.74%
11,300	Connecticut Water Service, Inc.	(a)	319,677

	Wireless Equipment – 1.19%
65,900	CalAmp Corp.*	(a)	319,615
32,760	ID Systems, Inc.*	(a)	195,905

			515,520

	Total United States (Cost $6,859,659)		$7,083,596

	Canada – 6.86%
	E-Commerce / Products – 1.45%
164,900	Mood Media Corp.*	(a)	626,964

	Finance - Other Services – 1.37%
13,300	TMX Group, Inc.	(a)	596,168

	Gold Mining – 1.41%
132,600	Banro Corp.*	(a)	612,949

	Non - Ferrous Metals – 0.78%
121,400	Uranium One, Inc.*	(a)	336,463

	Oil Companies - Exploration & Production – 0.48%
600,000	Dejour Energy, Inc.*	(a)	210,000

	Oil Companies - Integrated – 1.37%
16,500	Cenovus Energy, Inc.	(a)	592,676

	Total Canada (Cost $3,149,686)		$2,975,220

	France – 7.13%
	Beverages - Wine / Spirits – 0.79%
5,000	Belvedere SA*	(a)	342,580

	Diversified Banking Institution – 1.29%
5,655	BNP Paribas SA	(a)	267,907

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 FairValue

	Common Stock – (continued)
	France – (continued)
	Diversified Banking Institution (continued)
10,000	Societe Generale SA	(a)	$292,508

			560,415

	Internet Content - Information / Network – 0.94%
8,000	Artprice.com	(a)	407,713

	Medical - Drugs – 4.11%
22,973	Sanofi	(a)	1,781,439

	Total France (Cost $3,258,513)		$3,092,147

	Germany – 1.07%
	Commercial Banks - Non U.S. – 0.23%
39,650	Commerzbank AG*		100,165

	Metal Products - Distribution – 0.84%
25,120	Kloeckner & Co. SE	(a)	363,292

	Total Germany (Cost $490,271)		$463,457

	Ireland – 0.31%
	Commercial Banks - Non U.S. – 0.31%
808,404	The Governor & Co. of the Bank of Ireland*		133,492

	Total Ireland (Cost $151,754)		$133,492

	Japan – 5.25%
	Auto - Cars / Light Trucks – 2.55%
60,000	Daihatsu Motor Co., Ltd.	(a)	1,105,255

	Retail - Convenience Store – 1.11%
11,300	FamilyMart Co., Ltd.	(a)	480,572

	Steel - Producers – 1.59%
100,000	The Japan Steel Works, Ltd.*	(a)	688,962

	Total Japan (Cost $2,360,159)		$2,274,789

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 FairValue

	Common Stock – (continued)
	Malaysia – 1.39%
	Diversified Operations – 1.39%
189,700	Sime Darby Berhad		$603,126

	Total Malaysia (Cost $602,426)		$603,126

	Norway – 0.92%
	Oil Companies - Exploration & Production – 0.92%
290,022	Norwegian Energy Co. AS*		397,099

	Total Norway (Cost $352,289)		$397,099

	Singapore – 0.50%
	Consumer Products - Miscellaneous – 0.29%
600,000	Artivision Technologies, Ltd.*		124,071

	Shipbuilding – 0.21%
100,000	Cosco Corp Singapore, Ltd.	(a)	92,655

	Total Singapore (Cost $249,182)		$216,726

	Sweden – 2.13%
	Medical - Drugs – 0.43%
26,375	Active Biotech AB*	(a)	185,232

	Medical Instruments – 1.70%
26,031	Getinge AB, Class B	(a)	739,108

	Total Sweden (Cost $930,910)		$924,340

	Switzerland – 5.46%
	Diversified Banking Institution – 0.87%
26,809	UBS AG		375,210

	Food - Miscellaneous / Diversified – 1.45%
10,000	Nestle SA	(a)	628,423

	Medical - Drugs – 1.60%
4,000	Roche Holding AG	(a)	695,248

	Medical Products – 1.54%
6,000	Sonova Holding AG	(a)	665,818

	Total Switzerland (Cost $2,367,915)		$2,364,699

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2012 FairValue

	Common Stock – (continued)
	United Kingdom – 2.96%
	Food - Miscellaneous / Diversified – 1.07%
23,820	Associated British Foods PLC	(a)	$464,312

	Retail - Pubs – 1.89%
100,000	Greene King PLC	(a)	819,646

	Total United Kingdom (Cost $1,244,509)		$1,283,958

	Total Common Stock (Cost $22,017,273)		$21,812,649

	Investment Company – 1.61%
	United States – 1.61%
	Commodity – 1.61%
43,860	United States Natural Gas Fund L.P.		698,251

	Total United States (Cost $751,164)		$698,251

	Total Investment Company (Cost $751,164)		$698,251

Contracts

	Purchased Options – 0.31%
	Call Options – 0.12%
	United States – 0.12%
	Medical - Biomedical / Genetics – 0.01%
1,000	Affymax, Inc., 04/21/2012, $20.00		5,000

	Registered Investment Company – 0.11%
8,300	SPDR S&P 500 ETF Trust, 04/21/2012, $148.00		49,800

	Total United States (Cost $67,728)		$54,800

	Total Call Options (Cost $67,728)		$54,800

	Put Options – 0.19%
	United States – 0.19%
	Registered Investment Company – 0.19%
7,400	SPDR S&P 500 ETF Trust, 04/21/2012, $127.00		81,400

	Total United States (Cost $103,781)		$81,400

	Total Put Options (Cost $103,781)		$81,400

	Total Purchased Options (Cost $171,509)		$136,200

Global Chartist Fund, LLC

Schedule of Portfolio Investments (Unaudited) (concluded)

March 31, 2012 FairValue

Total Investments (Cost $22,939,946) – 52.24%	$22,647,100

Other Assets, less Liabilities – 47.76% **	20,703,800

Net Assets – 100.00%	$43,350,900

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $14,192,595 invested in a BNY Mellon Money Market Account, which is 32.74% of net assets and foreign currency with a U.S. Dollar value $414,770 held in BNY Mellon Money Market Accounts, which are 0.96% of net assets.

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2012 FairValue

	Securities Sold, Not Yet Purchased – 59.23%
	Common Stock – 58.21%
	United States – 23.99%
	E-Commerce / Products – 0.88%
34,000	Nutrisystem, Inc.	$381,820

	Medical Instruments – 1.41%
50,000	AngioDynamics, Inc.	612,500

	Registered Investment Company – 20.17%
62,500	Consumer Discretionary Select Sector SPDR Fund	2,818,750
50,800	ishares Silver Trust	1,593,596
16,500	Powershares QQQ Trust Series 1	1,114,575
10,700	ProShares Ultra S&P500	624,024
16,000	SPDR Gold Trust	2,594,240

		8,745,185

	Semiconductor Equipment – 0.67%
35,000	Amtech Systems, Inc.	291,550

	Textile - Apparel – 0.86%
20,000	Perry Ellis International, Inc.	373,400

	Total United States (Proceeds $10,384,284)	$10,404,455

	Australia – 6.14%
	Diversified Minerals – 2.51%
15,000	BHP Billiton, Ltd. - Sponsored ADR	1,086,000

	Electric - Integrated – 2.69%
84,344	Origin Energy, Ltd.	1,166,469

	Medical Products – 0.94%
6,346	Cochlear, Ltd.	406,938

	Total Australia (Proceeds $2,644,005)	$2,659,407

	Austria – 0.66%
	Commercial Banks - Non U.S. – 0.66%
12,353	Erste Group Bank AG	284,429

	Total Austria (Proceeds $316,054)	$284,429

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 FairValue

	Common Stock – (continued)
	Canada – 6.70%
	Diversified Minerals – 1.62%
214,300	Rubicon Minerals Corp.	$701,147

	Electronic Components - Semiconductors – 1.72%
143,900	Wi-Lan, Inc.	744,372

	Food - Miscellaneous / Diversified – 1.75%
12,000	George Weston, Ltd.	760,378

	Silver Mining – 1.61%
73,800	Endeavour Silver Corp.	699,624

	Total Canada (Proceeds $2,897,721)	$2,905,521

	France – 3.30%
	Apparel Manufacturers – 0.71%
909	Hermes International	305,837

	Electronics - Military – 1.44%
16,985	Safran SA	623,264

	Mining Services – 1.15%
3,547	Eramet	500,695

	Total France (Proceeds $1,392,718)	$1,429,796

	Germany – 0.35%
	Auto - Cars / Light Trucks – 0.35%
2,505	Daimler AG	150,816

	Total Germany (Proceeds $155,966)	$150,816

	Hong Kong – 4.41%
	Food - Dairy Products – 2.82%
418,000	China Mengniu Dairy Co., Ltd.	1,224,823

	Retail - Apparel / Shoes – 1.59%
383,000	Belle International Holdings, Ltd.	687,666

	Total Hong Kong (Proceeds $1,823,507)	$1,912,489

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2012 FairValue

	Common Stock – (continued)
	Japan – 1.86%
	Telephone - Integrated – 1.86%
27,100	Softbank Corp.	$805,778

	Total Japan (Proceeds $814,573)	$805,778

	Mexico – 1.90%
	Medical - Drugs – 1.90%
452,510	Genomma Lab Internacional SAB de CV	823,741

	Total Mexico (Proceeds $851,082)	$823,741

	Netherlands – 0.37%
	Oil - Field Services – 0.37%
2,240	Fugro NV	159,352

	Total Netherlands (Proceeds $155,755)	$159,352

	Spain – 1.11%
	Electric - Integrated – 1.11%
85,154	Iberdrola SA	482,742

	Total Spain (Proceeds $503,203)	$482,742

	Sweden – 0.71%
	Wireless Equipment – 0.71%
30,000	Telefonaktiebolaget LM Ericsson - Sponsored ADR	309,300

	Total Sweden (Proceeds $297,697)	$309,300

	Switzerland – 2.29%
	Metal - Iron – 2.29%
203,337	Ferrexpo PLC	992,839

	Total Switzerland (Proceeds $1,048,516)	$992,839

Global Chartist Fund, LLC

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2012 FairValue

	Common Stock – (continued)
	United Kingdom – 4.42%
	Beverages - Wine / Spirits – 2.57%
46,441	Diageo PLC	$1,114,872

	Cable / Satellite Television – 1.50%
60,000	British Sky Broadcasting Group PLC	648,047

	Oil - Field Services – 0.35%
8,615	Amec PLC	152,512

	Total United Kingdom (Proceeds $1,906,452)	$1,915,431

	Total Common Stock (Proceeds $25,191,533)	$25,236,096

	Investment Company – 1.02%
	Guernsey – 1.02%
	Financial – 1.02%
171,734	Bluecrest Allblue Fund, Ltd.	440,667

	Total Guernsey (Proceeds $450,381)	$440,667

	Total investment Company (Proceeds $450,381)	$440,667

	Total Securities Sold, Not Yet Purchased (Proceeds $25,641,914)	$25,676,763

Global Chartist Fund, LLC

Schedule of Written Options (Unaudited)

Contracts		March 31, 2012 FairValue

	Written Options – 4.07%
	Call Options – 2.28%
	United States – 2.28%
	E-Commerce / Products – 0.01%
67	Stamps.Com, Inc., 04/21/2012, $30.00	$2,680

	Medical - Biomedical / Genetics – 0.63%
2,793	Arena Pharmaceuticals, Inc., 05/19/2012, $3.50	273,714

	Medical - Drugs – 0.03%
97	Furiex Pharmaceuticals, Inc., 04/21/2012, $25.00	13,580

	Registered Investment Company – 1.61%
8,300	SPDR S&P 500 ETF Trust, 06/16/2012, $148.00	697,200

	Total United States (Premium $1,109,944)	$987,174

	Total Call Options (Premium $1,109,944)	$987,174

	Put Options – 1.79%
	United States – 1.79%
	Registered Investment Company – 1.79%
508	ishares Silver Trust, 04/05/2012, $30.00	3,556
80	SPDR Gold Shares, 04/21/2012, $157.00	5,440
7,400	SPDR S&P 500 ETF Trust, 06/16/2012, $127.00	769,600

		778,596

	Total United States (Premium $1,033,797)	$778,596

	Total Put Options (Premium $1,033,797)	$778,596

	Total Written Options (Premium $2,143,741)	$1,765,770

Global Chartist Fund, LLC

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (0.06%)
	Total Return Swap Contracts - Long - (0.06%)
	United Kingdom - (0.06%)
	Diversified Banking Institution - (0.05%)

$ 600,743	3/8/2013	Lloyds Banking Group PLC	$(19,916)

Agreement with Credit Suisse, dated 03/19/2012 to receive the total return of the shares of Lloyds Banking Group PLC in exchange for an amount to be paid monthly equal to the 1 month Libor Rate plus 0.40%.

	Medical-Drugs - (0.01%)
224,679	3/8/2013	GlaxoSmithKline PLC	(4,298)

		Agreement with Credit Suisse, dated 03/06/2012 to receive the total return of the shares of GlaxoSmithKline PLC in exchange for an amount to be paid monthly equal to the 1 month Libor Rate plus 0.40%.
	Total United Kingdom		$(24,214)

	Total Long Swap Contracts		$(24,214)

Global Chartist Fund, LLC (Unaudited)

Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	Fair Value

Forward Currency Exchange Contracts - (0.02%)

Appreciated Forward Contracts - 11.83%
April 2012	CAD	(736,427)	USD	737,935.00	$1,137

Depreciated Forward Contracts - (11.85%)
April 2012	GBP	(509,485)	USD	808,807	$(5,212)
April 2012	NOK	(1,179,818)	USD	205,204	(1,619)
April 2012	CHF	(393,549)	USD	433,821	(1,605)
April 2012	EUR	(1,448,940)	USD	1,928,670	(902)
April 2012	SGD	(115,666)	USD	91,733	(259)
April 2012	JPY	(76,048,727)	USD	924,053	(46)

Total Depreciated on Forward Currency Exchange Contracts					(9,643)

Net on Forward Currency Exchange Contracts					$(8,506)

Futures Contracts - (0.10%)	Fair Value

Appreciated Futures Contracts
Domestic Bond	$76,871
Domestic Commodity	14,580
Domestic Currency	20,338

Total Appreciated Futures Contracts	111,789

Depreciated Futures Contracts
Domestic Bond	$(17,485)
Domestic Commodity	(107,688)
Equity Index	(29,655)

Total Depreciated Futures Contracts	(154,828)

Net Unrealized Depreciation on Futures Contracts	$(43,039)

Global Chartist Fund, LLC

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$21,812,649	$(25,236,096)	$—
Options	136,200	(1,765,770)	—
Futures Contracts	—	—	(43,039)

Level 2 - Other Significant
Observable Inputs
Investment Company	698,251	(440,667)	—
Total Return Swaps	—	—	(24,214)
Forward Contracts	—	—	(8,506)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$22,647,100	$(27,442,533)	$(75,759)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Chartist Fund, LLC

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 21, 2012

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 21, 2012

* Print the name and title of each signing officer under his or her signature.